Form N-1A Supplement	Mar. 23, 2026
Large-Cap Value Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED MARCH 23, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Large-Cap Value Portfolio – At a meeting held on March 18, 2026, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Newton Investment Management North America, LLC (“BNY Newton”) to serve as the sub-adviser of the Large-Cap Value Portfolio effective May 1, 2026, replacing ClearBridge Investments, LLC. The Board also approved a management fee waiver for the Large-Cap Value Portfolio effective with the approval of BNY Newton.

In connection with this sub-adviser change, certain principal investment strategies of the Large-Cap Value Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Large-Cap Value Portfolio may be sold and new investments may be purchased in accordance with recommendations by BNY Newton. Pacific Life Fund Advisors LLC, the investment adviser to the Large-Cap Value Portfolio, may begin this transitioning prior to May 1, 2026 utilizing the principal investment strategies described below.